Note 9 - Income Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

Hong Kong	(759)	(3,154)	5,172
United States	(6)	(305)	120
Others	-	(2,214)	(1,868)
	(765)	(5,673)	3,424

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$
Hong Kong income tax expenses
- Current year	-	-	-
- Prior year	-	117	-
	-	117	-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

(Loss)/income before income tax expense	(759)	(3,154)	5,172
Hong Kong statutory income tax rate	16.5%	16.5%	8.25%
Income tax at Hong Kong statutory income tax rate	-	-	36
Utilized the unrecognized net losses in prior years	-	-	(36)
Tax effect of prior-year tax filing difference	-	117	-
Income tax expense	-	117	-
	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

(Loss)/income before income tax expense	(6)	(305)	120
Federal statutory tax rate	21%	21%	21%
Income tax at federal statutory tax rate	-	-	25
Utilized the unrecognized net losses in prior years	-	-	(25)
Income tax expense	-	-	-